Subsequent Events (Details) $ / shares in Units, shares in Millions, liquefiedNaturalGasTon in Millions					1 Months Ended		9 Months Ended
	Nov. 05, 2025 USD ($) $ / shares	Oct. 23, 2025 USD ($) liquefiedNaturalGasTon	Oct. 02, 2025 USD ($)	Jun. 30, 2025 shares	May 31, 2025	Jan. 31, 2019	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Nov. 13, 2025 USD ($)	Nov. 04, 2025 USD ($)
Subsequent Event [Line Items]
Proceeds from long-term debt							$ 575,000,000	$ 300,000,000
Stock repurchased and retired during period (in shares) | shares				2.5
MKII FLNG | Southern Energy S.A., SESA
Subsequent Event [Line Items]
FLNG deployment project term					20 years
LNG Hrvatska
Subsequent Event [Line Items]
Facility, term						10 years
Subsequent event
Subsequent Event [Line Items]
Share repurchase program, authorized, amount										$ 150,000,000
Treasury stock, value, acquired	$ 9,700,000
Common stock, dividends, per share, declared (in USD per share) | $ / shares	$ 0.25
Subsequent event | MKII FLNG | Southern Energy S.A., SESA
Subsequent Event [Line Items]
FLNG deployment project term		20 years
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon		3.5
Receivable, fixed annual rent		$ 400,000,000
Receivable, variable, percentage of free on board prices above threshold		25.00%
Threshold, price of British thermal units		$ 8.00
2025 Senior Unsecured Notes | Unsecured Debt | Subsequent event
Subsequent Event [Line Items]
Debt instrument, face amount			$ 500,000,000
Debt instrument, interest rate, stated percentage (in percentage)			7.50%
Proceeds from long-term debt			$ 491,000,000
FLNG Gimi Refinancing | Long-Term Debt | Subsequent event
Subsequent Event [Line Items]
Debt instrument, face amount									$ 1,200,000,000